UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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           --------------------------------------------------

Form 13F File Number:  028-12290
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
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Title:     Vice President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           7/24/09
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        90
                                               -------------

Form 13F Information Table Value Total:        $66,232
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
-----------        --------------------        ----------------------------

                                                     Form 13F Information Table

                  Column 1             Column 2    Column 3  Column 4 Column 5            Column 6  Column 7  Column 8
    ------------------------------- -------------- --------- -------- --------           ---------- -------- ---------
                                                              Value   Shrs or   SH/ PUT/ Investment  Other    Voting  Authority
              Name of Issuer        Title of Class   Cusip   (x$1000) Prn Amt   PRN CALL Discretion Managers   Sole    Shared   None
    ------------------------------- -------------- --------- -------- --------  --- ---- ---------- -------- -------- --------- ----
  1     Activision Blizzard In.     COM            00507V109      240   19,000  SH       SOLE                19,000
  2          Adobe Sys Inc          COM            00724F101      285   10,080  SH       SOLE                10,080
  3           Airgas Inc.           COM            009363102      788   19,450  SH       SOLE                19,450
  4          Allergan Inc.          COM            018490102      707   14,850  SH       SOLE                14,850
  5       Alliant Techsystems       COM            018804104      455    5,523  SH       SOLE                 5,523
  6         Amazon Com Inc          COM            023135106    2,227   26,625  SH       SOLE                26,625
  7    American Public Education    COM            02913V103      366    9,250  SH       SOLE                 9,250
  8       Apple Computer Inc        COM            037833100    1,805   12,675  SH       SOLE                12,675
  9        Applied Matls Inc        COM            038222105      149   13,600  SH       SOLE                13,600
 10        Bank New York Inc        COM            064057102      257    8,773  SH       SOLE                 8,773
 11            Boeing Co            COM            097023105      888   20,890  SH       SOLE                20,890
 12             BP PLC              Spons. ADR     055622104      211    4,425  SH       SOLE                 4,425
 13          Broadcom Corp          Cl. A          111320107      402   16,200  SH       SOLE                16,200
 14          Carnival Corp          Paired CTF     143658300      650   25,225  SH       SOLE                25,225
 15       Caterpillar Inc Del       COM            149123101    1,222   36,975  SH       SOLE                36,975
 16       ChevronTexaco Corp        COM            166764100    1,489   22,470  SH       SOLE                22,470
 17     China Mobile Hong Kong      Spons. ADR     16941M109      349    6,975  SH       SOLE                 6,975
 18          Cisco Sys Inc          COM            17275R102      693   37,139  SH       SOLE                37,139
 19         Citigroup Inc.          COM            172967101       90   30,300  SH       SOLE                30,300
 20  Cliffs Natural Resources Inc.  COM            18683K101      300   12,250  SH       SOLE                12,250
 21          Coca Cola Co.          COM            191216100      653   13,610  SH       SOLE                13,610
 22     Consolidated Edison Inc     COM            209115104      291    7,775  SH       SOLE                 7,775
 23            CSX Corp             COM            126408103    1,041   30,060  SH       SOLE                30,060
 24           Deere & Co            COM            244199105      804   20,115  SH       SOLE                20,115
 25         Diageo PLC New          Spons. ADR     25243Q205      401    7,000  SH       SOLE                 7,000
 26         Dolan Media Co          COM            25659P402      266   20,800  SH       SOLE                20,800
 27     Du Pont E I De Nemours      COM            263534109      967   37,745  SH       SOLE                37,745
 28            EBAY Inc             COM            278642103      615   35,906  SH       SOLE                35,906
 29       Electronic Arts Inc       COM            285512109      627   28,890  SH       SOLE                28,890
 30         Emerson Elec Co         COM            291011104    1,058   32,645  SH       SOLE                32,645
 31        Exxon Mobil Corp         COM            30231G102    2,228   31,870  SH       SOLE                31,870
 32           Fedex Corp            COM            31428X106      838   15,070  SH       SOLE                15,070
 33        First Solar Inc.         COM            336433107      470    2,900  SH       SOLE                 2,900
 34          Frontline LTD          COM            G3682E127      631   25,900  SH       SOLE                25,900
 35       General Electric Co       COM            369604103      298   25,395  SH       SOLE                25,395
 36       General Mills Inc.        COM            370334104    1,240   22,130  SH       SOLE                22,130
 37          Genzyme Corp.          COM            372917104      252    4,520  SH       SOLE                 4,520
 38       Gilead Sciences Inc       COM            375558103    1,185   25,300  SH       SOLE                25,300
 39           Google Inc            Cl. A          38259P508    2,706    6,419  SH       SOLE                 6,419
 40   Grand Canyon Education Inc.   COM            38526M106      235   14,000  SH       SOLE                14,000
 41       Harley Davidson Inc       COM            412822108      374   23,078  SH       SOLE                23,078
 42           Hershey Co.           COM            427866108      209    5,799  SH       SOLE                 5,799
 43            Hess Corp            COM            42809H107      895   16,645  SH       SOLE                16,645
 44       Hewlett Packard Co.       COM            428236103      795   20,575  SH       SOLE                20,575
 45 International Business Machines COM            459200101    1,517   14,525  SH       SOLE                14,525
 46     J P Morgan Chase & Co.      COM            46625H100    1,368   40,110  SH       SOLE                40,110
 47        Johnson & Johnson        COM            478160104    2,398   42,213  SH       SOLE                42,213
 48      Juniper Networks Inc.      COM            48203R104      247   10,475  SH       SOLE                10,475
 49           Kellogg Co            COM            487836108      242    5,200  SH       SOLE                 5,200
 50   Kinder Morgan Energy UT LP    COM            494550106      335    6,550  SH       SOLE                 6,550
 51  L-3 Communications Hldgs Inc   COM            502424104      527    7,593  SH       SOLE                 7,593
 52         Merck & Co Inc.         COM            589331107      674   24,090  SH       SOLE                24,090
 53      Microchip Technology       COM            595017104      221    9,787  SH       SOLE                 9,787
 54         Microsoft Corp          COM            594918104    1,536   64,635  SH       SOLE                64,635
 55         Monsanto Co NEW         COM            61166W101      556    7,475  SH       SOLE                 7,475
 56         Murphy Oil Corp         COM            626717102      549   10,100  SH       SOLE                10,100
 57  Natural Resource Partners LP   COM            63900P103      261   12,407  SH       SOLE                12,407
 58     Nordic American Tanker      COM            G65773106      476   14,950  SH       SOLE                14,950
 59      Northern Trust Corp.       COM            665859104      696   12,975  SH       SOLE                12,975
 60           Nucor Corp.           COM            670346105      745   16,775  SH       SOLE                16,775
 61     Oceaneering Int'l. Inc.     COM            675232102      551   12,200  SH       SOLE                12,200
 62         OGE Energy Corp         COM            670837103      946   33,405  SH       SOLE                33,405
 63           Oracle Corp           COM            68389X105    1,090   50,930  SH       SOLE                50,930
 64    Pan American Silver Corp     COM            697900108      225   12,300  SH       SOLE                12,300
 65           Pepsico Inc           COM            713448108    1,067   19,407  SH       SOLE                19,407
 66     Permian Basin Rlty Trst     COM            714236106      195   17,980  SH       SOLE                17,980
 67          PG & E Corp.           COM            69331C108      888   23,100  SH       SOLE                23,100
 68     Potash Corp. Sask. Inc.     COM            73755L107      270    2,900  SH       SOLE                 2,900
 69      Procter & Gamble Co.       COM            742718109    1,651   32,307  SH       SOLE                32,307
 70          Qualcomm Inc           COM            747525103    1,374   30,405  SH       SOLE                30,405
 71           Raytheon Co           COM NEW        755111507      695   15,650  SH       SOLE                15,650
 72    Regency Energy Partner LP    COM            75885Y107      165   11,300  SH       SOLE                11,300
 73     Research In Motion Ltd.     COM            760975102      718   10,100  SH       SOLE                10,100
 74       Salesforce Com Inc        COM            79466L302      626   16,400  SH       SOLE                16,400
 75        Schlumberger Ltd         COM            806857108    1,771   32,722  SH       SOLE                32,722
 76  Sciclone Pharmaceuticals Inc.  COM            80862K104       50   19,500  SH       SOLE                19,500
 77      Southern Copper Corp       COM            84265V105    1,202   58,820  SH       SOLE                58,820
 78          Stanley Inc.           COM            854532108      279    8,500  SH       SOLE                 8,500
 79       State Street Corp.        COM            857477103    1,191   25,240  SH       SOLE                25,240
 80         SVB Finl Group          COM            78486Q101      590   21,681  SH       SOLE                21,681
 81        Tata Motors Ltd.         Spons. ADR     876568502       96   11,300  SH       SOLE                11,300
 82      Toronto Dominion Bank      COM            891160509      409    7,900  SH       SOLE                 7,900
 83       Transocean Inc. New       COM            H8817H100      932   12,550  SH       SOLE                12,550
 84      Urban Outfitters Inc.      COM            917047102      399   19,100  SH       SOLE                19,100
 85            Vale S.A.            Spons. ADR     91912E105      460   26,100  SH       SOLE                26,100
 86       Wal Mart Stores Inc       COM            931142103      659   13,610  SH       SOLE                13,610
 87      Wells Fargo & Co New       COM            949746101    1,086   44,755  SH       SOLE                44,755
 88            Yahoo Inc            COM            984332106      730   46,645  SH       SOLE                46,645
 89   Ishares Inc. MSCI Malaysia    COM            464286830      262   29,400  SH       SOLE                29,400
 90   Ishares Inc. FTSE XNHUA IDX   COM            464287184      655   17,070  SH       SOLE                17,070

totals:           90                                                   66,232

Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00